PER SHARE DATA	12 Months Ended
Mar. 31, 2012
PER SHARE DATA

15. PER SHARE DATA

Dividends per share shown in the consolidated statements of operations are computed based on dividends paid for the year.

A reconciliation of the numerator and the denominators of the basic and diluted per share computations for net income (loss) attributable to Ricoh Company, Ltd. are as follows:

	Thousands of shares
	2010	2011	2012
Weighted average number of shares of common stock outstanding	725,613	725,555	725,483
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	19,741	13,739	—

Diluted shares of common stock outstanding	745,354	739,294	725,483

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net income (loss) attributable to Ricoh Company, Ltd.	¥27,044	¥18,630	¥(44,560)	$(543,414)

Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(25)	(38)	—	—

Diluted net income (loss) attributable to Ricoh Company, Ltd.	¥27,019	¥18,592	¥(44,560)	$(543,414)

	Yen			U.S. Dollars
	2010	2011	2012	2012
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	¥37.27	¥25.68	¥(61.42)	$(0.75)
Diluted	36.25	25.15	(61.42)	(0.75)

Euro Yen Zero Coupon Convertible Bonds was excluded as anti-dilutive for the year ended March 31, 2012 due to Ricoh incurring a net loss attributable to Ricoh Company, Ltd.